[GRAPHIC OMITTED]

Oppenheimer
QUEST CAPITAL VALUE FUND, INC.[SERVICE MARK]


                                             Semiannual Report April 30, 2002


[LOGO OMITTED]
OPPENHEMIERFUNDS[REGISTRATION MARK]
The Right Way to Invest

REPORT HIGHLIGHTS


    CONTENTS

 1  Letter to Shareholders

 3  An Interview
    with Your Fund's
    Manager

 9  Financial
    Statements

27  Officers and
    Directors

28  Privacy Policy Notice


FUND OBJECTIVE
Oppenheimer Quest Capital Value Fund, Inc.[SERVICE MARK] seeks capital appreciation.

FUND HIGHLIGHT
Oppenheimer Quest Capital Value Fund, Inc.[SERVICE MARK] produced better results than both the Standard & Poor's 500 Index (at net asset value) and its peer group of multi-cap value funds for the six-month period ended 4/30/02.(1)


---------------------------------
CUMULATIVE TOTAL RETURNS*

          For the 6-Month Period
          Ended 4/30/02

          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A     10.19%        3.86%
---------------------------------
Class B      9.86         4.86
---------------------------------
Class C      9.89         8.89
---------------------------------
Class N     10.06         9.06


AVERAGE ANNUAL TOTAL RETURNS*

          For the 1-Year Period
          Ended 4/30/02

          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A     -1.91%       -7.55%
---------------------------------
Class B     -2.53        -7.30
---------------------------------
Class C     -2.53        -3.48
---------------------------------
Class N     -2.17        -3.13
---------------------------------


SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

1. Source: Lipper Inc., 4/30/02. The average of the total return of the 541 funds in the Lipper Multi-Cap Value Funds Category for the six-month period ended 4/30/02 was 8.86%. The S&P 500 Index is a broad based index of equity securities widely regarded as a general measure of performance of the U.S. equity securities markets. For the six-month period ended 4/30/02, the S&P 500 Index had a total return of 2.31%.

*See Notes page 7 for further details.

LETTER TO SHAREHOLDERS

[PHOTO OMITTED]

JOHN V. MURPHY
President
Oppenheimer
Quest Capital Value Fund, Inc.



Dear Shareholder,

2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on the unimaginable year that has just past.
   For the first time in a decade, the United States economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to the slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and is following one of the longest periods of growth in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimulus the government and the Federal Reserve Bank have provided, the market has refocused on the importance of company fundamentals across all industries.
   The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."
   While the volatility of the economy is beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring that your investments have a long-term purpose and address your goals. A strategy that manages risk and the potential for rewards across many sectors of the market is one of the best ways to diversify your portfolio. You should also maintain an appropriate level of awareness about your funds.



1  OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

LETTER TO SHAREHOLDERS

   Fund communications, including this report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, WWW.OPPENHEIMERFUNDS.COM, for timely fund information.
   This year will be full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned expertise and management experience that should help pave the way for a brighter future. Our vision is clear and focused, we are well positioned for the future and we hold a commitment to you, our shareholders, that we shall keep your long-term interests always in mind.
   In the face of adversity, we stood strong and proud. And despite the challenges we faced, we came together as never before with a greater sense of strength and resolve.
   I thank you for your continued support and confidence. We hope that you can see the strength and spirit that has led and continues to lead us towards a bright future. And we look forward to sharing with you the strength, expertise and resolve that makes OppenheimerFunds, an integral part of THE RIGHT WAY TO INVEST.


Sincerely,

/S/ JOHN V. MURPHY

John V. Murphy
May 21, 2002


THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC.
AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.


2  OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

AN INTERVIEW WITH YOUR FUND'S MANAGER


PORTFOLIO MANAGER
Louis P. Goldstein


Q

HOW DID OPPENHEIMER QUEST CAPITAL VALUE FUND, INC. PERFORM DURING THE SIX MONTHS THAT ENDED APRIL 30, 2002?
A. Our emphasis on what we believe are stable companies with strong balance sheets and strong recurring income streams was rewarded during this six-month period. As investors sought the kind of high-quality equities that we favor, the Fund, as mentioned earlier, outpaced (at Net Asset Value) both the Standard & Poor's 500 Index and its peer group of multi-cap value funds by a sizable margin.(2)

WHY WERE INVESTORS SEEKING HIGHER-QUALITY STOCKS?
The flight to quality stemmed from a number of related factors, including the uncertainty stirred up by September 11, a feeble U.S. economy and a falloff in corporate profits. As the period began, all of these encouraged investors to search out equities that might better withstand a recession or a prolonged period of turmoil in the stock market.
   Later, the market's concerns over questionable accounting policies left investors and regulators wondering about the financial strength of many companies that use aggressive accounting methods. Of special concern were companies carrying high levels of debt and investors shunned less creditworthy companies and increased their search for companies with predictable earnings and income streams.

WHAT ELSE ACCOUNTS FOR THE FUND'S STRONG SHOWING?
We saw a recovery in several media-related and advertising stocks that had suffered in fiscal 2001. Investors are anticipating an improvement in the U.S. economy that would likely lead to a rise in advertising spending. If that occurs, companies like Clear Channel Communications, Inc., operator of more than 1,200 radio and television stations, and Lamar Advertising Co., which


2. Source: Lipper Inc., 4/30/02. The average of the total return of the 541 funds in the Lipper Multi-Cap Value Funds Category for the six-month period ended 4/30/02 was 8.86%. The S&P 500 Index is a broad based index of equity securities widely regarded as a general measure of performance of the U.S. equity securities markets. For the six-month period ended 4/30/02, the S&P 500 Index had a total return of 2.31%.


3  OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

AN INTERVIEW WITH YOUR FUND'S MANAGER

owns and operates outdoor billboards, stand to benefit.(3) Both stocks gave a boost to the Fund's performance during this period.
   Several capital goods companies also performed well. With the economy on the downswing throughout much of 2001, businesses and consumers cut back on their spending for goods with longer replacement cycles (i.e., capital goods). Stock prices in this sector fell considerably. We viewed this as an opportunity to purchase a number of stocks that, in our view, were priced dramatically below the companies' intrinsic worth. Now, with the economy showing some early signs of recovery, the outlook for capital goods sales is improving, and so are our investments in industrial firms like Parker-Hannifin Corp. and Roper Industries, Inc. Parker-Hannifin manufactures motion-control products for the industrial and aerospace markets. Roper Industries makes various controls and analytical instruments used by the oil and natural gas companies and other industries.

LAST FALL YOU WERE ENTHUSIASTIC ABOUT FINANCIAL SERVICES STOCKS. DID THEY LIVE UP TO YOUR EXPECTATIONS?
Not quite. A few of our holdings lagged the financial services sector as a whole. For instance, J.P. Morgan Chase & Co., which was a leading lender to the hard-hit telecommunications sector, performed relatively poorly.

WHERE ARE YOU INVESTING NOW?
As always, we're seeking out companies with healthy and/or improving balance sheets, strong management, competitive advantages and high returns on capital. Most recently, we've also looked for companies that enjoy a steady stream of income from sales of consumables (i.e., products that will be used in a relatively short timeframe and must be replaced). A good example would be Dean Foods Co., which is one of the largest dairy producers in the U.S.


3. The Fund's holdings and allocations are subject to change.


4  OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

--------------------------------
AVERAGE ANNUAL TOTAL RETURNS
For the Periods Ended 3/31/02(4)

Class A
1-Year  5-Year 10-Year
------------------------
1.01%   11.30%   11.98%

Class B        Since
1-Year  5-Year Inception
------------------------
1.58%   11.78%   10.46%

Class C        Since
1-Year  5-Year Inception
------------------------
5.52%   11.94%   10.53%

Class N        Since
1-Year  5-Year Inception
------------------------
5.99%   N/A       1.49%

--------------------------------


   We've also focused on producers of equipment used for analytical instrumentation. Many of these firms manufacture consumables and equipment used primarily by pharmaceutical and life sciences companies for the research and development of new products. Currently, the pharmaceutical industry is facing several issues including the expiration of patents, a thin pipeline of new products, and the inability to raise prices due to political and other outside pressures. One solution many of these pharmaceutical companies are taking is investing more heavily in research and development. In fact, the National Institute of Health has also increased its research budget this year by double-digit amounts. We believe this bodes well for the analytical instrumentation manufacturers the Fund invests in.

WHAT IS YOUR OUTLOOK FOR THE STOCK MARKET?
We're modestly optimistic at this point. We believe that economic growth will return and be sustainable. Although that may take a while, it will give impetus to corporate earnings and the stock market. However, we don't expect a steadily rising tide that would "lift all boats" like the bull market did in the late 1990s. Successful equity investing will be increasingly dependent on picking quality stocks--the very kind of stocks that have made Oppenheimer Quest Capital Value Fund, Inc. part of THE RIGHT WAY TO INVEST.


4. See notes page 7 for further details.


5  OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

AN INTERVIEW WITH YOUR FUND'S MANAGER


SECTOR ALLOCATION(5)

[GRAPHIC OMITTED]

Financials               23.2%
Consumer Discretionary   19.3
Industrials              17.7
Information Technology   12.7
Health Care               8.1
Utilities                 6.5
Energy                    5.2
Consumer
 Staples                  4.8
Materials                 1.7
Telecom-
 munication
 Services                 0.8


TOP TEN COMMON STOCK HOLDINGS(6)
-------------------------------------------------------------
Lamar Advertising Co., Cl. A                             5.0%
-------------------------------------------------------------
Freddie Mac                                              4.5
-------------------------------------------------------------
XL Capital Ltd., Cl. A                                   3.9
-------------------------------------------------------------
Dean Foods Co.                                           3.5
-------------------------------------------------------------
Household International, Inc.                            2.7
-------------------------------------------------------------
Clear Channel Communications, Inc.                       2.7
-------------------------------------------------------------
Countrywide Credit Industries, Inc.                      2.2
-------------------------------------------------------------
Parker-Hannifin Corp.                                    2.1
-------------------------------------------------------------
Carlisle Cos., Inc.                                      2.1
-------------------------------------------------------------
Roper Industries, Inc.                                   2.1


TOP FIVE COMMON STOCK INDUSTRIES(6)
-------------------------------------------------------------
Media                                                   14.1%
-------------------------------------------------------------
Diversified Financials                                  12.4
-------------------------------------------------------------
Insurance                                                9.1
-------------------------------------------------------------
Electronic Equipment & Instruments                       7.7
-------------------------------------------------------------
Machinery                                                7.2


5. Portfolio is subject to change. Percentages are as of April 30, 2002, and are based on total market value of common stock.
6. Portfolio is subject to change. Percentages are as of April 30, 2002, and are based on net assets.


6  OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

NOTES

IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE MORE OR LESS THAN THE RESULTS SHOWN. FOR UPDATES ON THE FUND'S PERFORMANCE, VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

The Fund's investment advisor is OppenheimerFunds, Inc., and its Subadvisor is OpCap Advisors (the Fund's advisor until 2/28/97). The Fund commenced operations on 2/13/87 as a closed-end investment company, formerly named Quest for Value Dual Purpose Fund, Inc., with a dual purpose structure and two classes of shares, Income shares and Capital shares. Under the prior dual-purpose structure, Capital shares were entitled to all gains and losses on all Fund assets and no expenses were allocated to such shares; the Income shares bore all of the Fund's operating expenses. On 1/31/97, the Fund redeemed its Income shares, which are no longer outstanding, and its dual-purpose structure terminated. On 3/3/97, the Fund converted from a closed-end fund to an open-end fund, and its outstanding Capital shares were designated as Class A shares now bearing their allocable share of the Fund's expenses.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deductions of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

CLASS A shares of the Fund were first publicly offered on 2/13/87.
Unless otherwise noted, Class A shares total returns reflect the historical performance of the Class A shares of the Fund (formerly Capital shares) as adjusted for the fees and expenses of Class A shares in effect as of 3/3/97 (without giving effect to any fee waivers). Unless otherwise noted, average annual total returns for Class A shares include the current 5.75% maximum initial sales charge. Class A shares are subject to a maximum annual 0.25% asset-based sales charge. There is a voluntary waiver of a portion of the Class A asset-based sales charge as described in the Prospectus.

CLASS B shares of the Fund were first publicly offered on 3/3/97. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year), 2% (5-year) and 1% (since inception). Class B shares are subject to a maximum annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 3/3/97. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% (since inception). Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


7  OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

FINANCIALS

8  OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS  April 30, 2002 / Unaudited


                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
==================================================================================
 COMMON STOCKS--95.4%
----------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--18.4%
----------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--0.9%
 Wendy's International, Inc.                                 59,000    $ 2,206,600
----------------------------------------------------------------------------------
 LEISURE EQUIPMENT & PRODUCTS--1.5%
 Mattel, Inc.                                               183,000      3,777,120
----------------------------------------------------------------------------------
 MEDIA--14.1%
 AOL Time Warner, Inc.(1)                                   244,000      4,640,880
----------------------------------------------------------------------------------
 Clear Channel Communications, Inc.(1)                      141,466      6,641,829
----------------------------------------------------------------------------------
 EchoStar Communications Corp., Cl. A(1)                    100,000      2,720,000
----------------------------------------------------------------------------------
 Gemstar-TV Guide International, Inc.(1)                    217,000      1,944,320
----------------------------------------------------------------------------------
 Lamar Advertising Co., Cl. A(1)                            286,000     12,277,980
----------------------------------------------------------------------------------
 Liberty Media Corp., Cl. A(1)                               91,000        973,700
----------------------------------------------------------------------------------
 Omnicom Group, Inc.                                         14,000      1,221,360
----------------------------------------------------------------------------------
 WPP Group plc, Sponsored ADR                                83,530      4,422,078
                                                                       -----------
                                                                        34,842,147

----------------------------------------------------------------------------------
 MULTILINE RETAIL--1.9%
 Dollar General Corp.                                       297,000      4,677,750
----------------------------------------------------------------------------------
 CONSUMER STAPLES--4.6%
----------------------------------------------------------------------------------
 FOOD PRODUCTS--3.5%
 Dean Foods Co.(1)                                          236,000      8,736,720
----------------------------------------------------------------------------------
 PERSONAL PRODUCTS--1.1%
 Avon Products, Inc.                                         47,100      2,630,535
----------------------------------------------------------------------------------
 ENERGY--5.0%
----------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--1.3%
 Transocean Sedco Forex, Inc.                                92,000      3,266,000
----------------------------------------------------------------------------------
 OIL & GAS--3.7%
 Anadarko Petroleum Corp.                                    87,000      4,682,340
----------------------------------------------------------------------------------
 ChevronTexaco Corp.                                         49,280      4,273,069
                                                                       -----------
                                                                         8,955,409

----------------------------------------------------------------------------------
 FINANCIALS--22.1%
----------------------------------------------------------------------------------
 BANKS--0.6%
 Wells Fargo Co.                                             29,000      1,483,350
----------------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS--12.4%
 Citigroup, Inc.                                             56,000      2,424,800
----------------------------------------------------------------------------------
 Countrywide Credit Industries, Inc.                        116,000      5,418,360
----------------------------------------------------------------------------------
 Freddie Mac                                                170,000     11,109,500
----------------------------------------------------------------------------------
 Household International, Inc.                              114,000      6,645,060
----------------------------------------------------------------------------------
 J.P. Morgan Chase & Co.                                    144,000      5,054,400
                                                                       -----------
                                                                        30,652,120



9  OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
----------------------------------------------------------------------------------
 INSURANCE--9.1%
 Everest Re Group Ltd.                                       35,000    $ 2,376,500
----------------------------------------------------------------------------------
 John Hancock Financial Services, Inc.                       82,000      3,165,200
----------------------------------------------------------------------------------
 Principal Financial Group, Inc. (The)(1)                    54,800      1,523,440
----------------------------------------------------------------------------------
 Travelers Property Casualty Corp., Cl. A(1)                160,000      2,974,400
----------------------------------------------------------------------------------
 UnumProvident Corp.                                        103,000      2,908,720
----------------------------------------------------------------------------------
 XL Capital Ltd., Cl. A                                     101,800      9,604,830
                                                                       -----------
                                                                        22,553,090

----------------------------------------------------------------------------------
 HEALTH CARE--7.7%
----------------------------------------------------------------------------------
 BIOTECHNOLOGY--1.6%
 Invitrogen Corp.(1)                                        114,000      3,953,520
----------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--3.4%
 Apogent Technologies, Inc.(1)                              190,000      4,408,000
----------------------------------------------------------------------------------
 Sybron Dental Specialities, Inc.(1)                        201,000      3,959,700
                                                                       -----------
                                                                         8,367,700

----------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--0.6%
 Quintiles Transnational Corp.(1)                           110,000      1,562,000
----------------------------------------------------------------------------------
 PHARMACEUTICALS--2.1%
 Pharmacia Corp.                                             56,000      2,308,880
----------------------------------------------------------------------------------
 Teva Pharmaceutical Industries Ltd., ADR                    52,000      2,912,520
                                                                       -----------
                                                                         5,221,400

----------------------------------------------------------------------------------
 INDUSTRIALS--16.9%
----------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--1.4%
 Rockwell Collins, Inc.                                     140,000      3,334,800
----------------------------------------------------------------------------------
 BUILDING PRODUCTS--1.0%
 York International Corp.                                    67,000      2,439,470
----------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--3.6%
 IMS Health, Inc.                                           234,000      4,822,740
----------------------------------------------------------------------------------
 Viad Corp.                                                 137,000      4,175,760
                                                                       -----------
                                                                         8,998,500

----------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--2.1%
 Carlisle Cos., Inc.                                        130,100      5,267,749
----------------------------------------------------------------------------------
 MACHINERY--7.2%
 Actuant Corp., Cl. A(1)                                     59,200      2,598,880
----------------------------------------------------------------------------------
 Eaton Corp.                                                 38,000      3,215,180
----------------------------------------------------------------------------------
 Ingersoll-Rand Co., Cl. A                                   54,000      2,697,300
----------------------------------------------------------------------------------
 Parker-Hannifin Corp.                                      105,600      5,274,720
----------------------------------------------------------------------------------
 Varian, Inc.(1)                                            116,400      3,927,336
                                                                       -----------
                                                                        17,713,416

----------------------------------------------------------------------------------
 ROAD & RAIL--1.6%
 Canadian National Railway Co.                               84,000      4,019,400




10  OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.



                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
----------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--12.2%
----------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--1.1%
 Cisco Systems, Inc.(1)                                     177,000    $ 2,593,050
----------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--0.7%
 EMC Corp.(1)                                               176,000      1,608,640
----------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--7.7%
 Agilent Technologies, Inc.(1)                               48,000      1,442,400
----------------------------------------------------------------------------------
 Arrow Electronics, Inc.(1)                                 100,000      2,640,000
----------------------------------------------------------------------------------
 Millipore Corp.                                             45,000      1,797,750
----------------------------------------------------------------------------------
 Roper Industries, Inc.                                     112,000      5,150,880
----------------------------------------------------------------------------------
 Thermo Electron Corp.(1)                                   166,000      3,137,400
----------------------------------------------------------------------------------
 Veeco Instruments, Inc.(1)                                  90,000      2,666,700
----------------------------------------------------------------------------------
 Waters Corp.(1)                                             84,000      2,263,800
                                                                       -----------
                                                                        19,098,930

----------------------------------------------------------------------------------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.5%
 Amkor Technology, Inc.(1)                                  184,000      3,698,400
----------------------------------------------------------------------------------
 SOFTWARE--1.2%
 Microsoft Corp.(1)                                          58,000      3,031,080
----------------------------------------------------------------------------------
 MATERIALS--1.6%
----------------------------------------------------------------------------------
 CHEMICALS--1.6%
 Cambrex Corp.                                               94,729      3,892,414
----------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--0.7%
----------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--0.7%
 SBC Communications, Inc.                                    58,000      1,801,480
----------------------------------------------------------------------------------
 UTILITIES--6.2%
----------------------------------------------------------------------------------
 ELECTRIC UTILITIES--3.3%
 Cinergy Corp.                                              119,000      4,228,070
----------------------------------------------------------------------------------
 Exelon Corp.                                                75,000      4,072,500
                                                                       -----------
                                                                         8,300,570

----------------------------------------------------------------------------------
 GAS UTILITIES--1.9%
 El Paso Corp.                                               50,000      2,000,000
----------------------------------------------------------------------------------
 Piedmont Natural Gas Co., Inc.                              70,000      2,607,500
                                                                       -----------
                                                                         4,607,500

----------------------------------------------------------------------------------
 MULTI-UTILITIES--1.0%
 Vectren Corp.                                               96,000      2,394,240
                                                                       -----------
 Total Common Stocks (Cost $209,358,409)                               235,685,100



11  OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.


STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
===================================================================================
 SHORT-TERM NOTES--5.0%
-----------------------------------------------------------------------------------
 Bank One Corp., 1.73%, 5/21/02                          $5,000,000   $  4,995,195
-----------------------------------------------------------------------------------
 Student Loan Marketing Assn., 1.79%, 5/1/02              7,404,000      7,404,000
                                                                      -------------
 Total Short-Term Notes (Cost $12,399,195)                              12,399,195
-----------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $221,757,604)              100.4%   248,084,295
-----------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS                         (0.4)      (882,617)
                                                         --------------------------
 NET ASSETS                                                   100.0%  $247,201,678
                                                         ==========================



FOOTNOTE TO STATEMENT OF INVESTMENTS
1.  Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


12  OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 April 30, 2002
================================================================================
 ASSETS
--------------------------------------------------------------------------------
 Investments, at value (cost $221,757,604)--
 see accompanying statement                                        $248,084,295
--------------------------------------------------------------------------------
 Cash                                                                    63,824
--------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                     1,432,265
 Shares of capital stock sold                                           853,312
 Interest and dividends                                                  35,533
 Other                                                                   40,891
                                                                   -------------
 Total assets                                                       250,510,120

================================================================================
 LIABILITIES
--------------------------------------------------------------------------------
 Payables and other liabilities:
 Shares of capital stock redeemed                                     1,659,467
 Investments purchased                                                1,480,737
 Distribution and service plan fees                                      51,187
 Shareholder reports                                                     36,741
 Transfer and shareholder servicing agent fees                           31,092
 Directors' compensation                                                 19,490
 Other                                                                   29,728
                                                                   -------------
 Total liabilities                                                    3,308,442

================================================================================
 NET ASSETS                                                        $247,201,678
                                                                   =============

================================================================================
 COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
 Par value of shares of capital stock                              $      1,110
--------------------------------------------------------------------------------
 Additional paid-in capital                                         215,611,704
--------------------------------------------------------------------------------
 Accumulated net investment loss                                       (913,549)
--------------------------------------------------------------------------------
 Accumulated net realized gain on investments and
 foreign currency transactions                                        6,175,722
--------------------------------------------------------------------------------
 Net unrealized appreciation on investments                          26,326,691
                                                                   -------------
 NET ASSETS                                                        $247,201,678
                                                                   =============




13  OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued


=======================================================================================
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $179,568,876 and 7,957,413 shares of capital stock outstanding)               $22.57
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                      $23.95
---------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $48,565,494
and 2,260,023 shares of capital stock outstanding)     `                         $21.49
---------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $17,180,478 and
798,531 shares of capital stock outstanding)                                     $21.52
---------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,886,830 and
83,810 shares of capital stock outstanding)                                      $22.51



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


14  OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

STATEMENT OF OPERATIONS  Unaudited

For the Six Months Ended April 30, 2002
===============================================================================
INVESTMENT INCOME
-------------------------------------------------------------------------------
Dividends                                                          $ 1,005,979
-------------------------------------------------------------------------------
Interest                                                               156,112
                                                                   ------------
Total income                                                         1,162,091

===============================================================================
EXPENSES
-------------------------------------------------------------------------------
Management fees                                                      1,125,225
-------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                310,190
Class B                                                                205,288
Class C                                                                 68,969
Class N                                                                  1,972
-------------------------------------------------------------------------------
Transfer and shareholder servicing agent fee                           261,646
-------------------------------------------------------------------------------
Shareholder reports                                                     28,205
-------------------------------------------------------------------------------
Directors' compensation                                                 10,290
-------------------------------------------------------------------------------
Custodian fees and expenses                                              1,555
-------------------------------------------------------------------------------
Other                                                                   43,448
                                                                   ------------
Total expenses                                                       2,056,788
Less reduction to custodian expenses                                      (191)
                                                                   ------------
Net expenses                                                         2,056,597

===============================================================================
NET INVESTMENT LOSS                                                   (894,506)

===============================================================================
REALIZED AND UNREALIZED GAIN
-------------------------------------------------------------------------------
Net realized gain on:
Investments                                                          6,376,938
Foreign currency transactions                                               54
                                                                   ------------
Net realized gain                                                    6,376,992

-------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                14,422,377
                                                                   ------------
Net realized and unrealized gain                                    20,799,369


===============================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $19,904,863
                                                                   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


15  OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SIX MONTHS          YEAR
                                                                        ENDED         ENDED
                                                               APRIL 30, 2002   OCTOBER 31,
                                                                  (UNAUDITED)          2001
============================================================================================
 OPERATIONS
--------------------------------------------------------------------------------------------
 Net investment loss                                             $   (894,506) $ (1,109,057)
--------------------------------------------------------------------------------------------
 Net realized gain                                                  6,376,992     4,964,340
--------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)              14,422,377   (26,177,551)
                                                                 ---------------------------
 Net increase (decrease) in net assets resulting from operations   19,904,863   (22,322,268)

============================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                           (3,390,919)  (53,571,518)
 Class B                                                             (804,583)   (5,748,202)
 Class C                                                             (259,169)   (1,603,768)
 Class N                                                               (6,440)           --

============================================================================================
 CAPITAL STOCK TRANSACTIONS
--------------------------------------------------------------------------------------------

 Net increase in net assets resulting from
 capital stock transactions:
 Class A                                                           13,129,781    47,699,523
 Class B                                                           11,745,035    26,292,547
 Class C                                                            6,120,238     7,786,942
 Class N                                                            1,679,585       191,398

============================================================================================
 NET ASSETS
--------------------------------------------------------------------------------------------

 Total increase (decrease)                                         48,118,391    (1,275,346)
--------------------------------------------------------------------------------------------
 Beginning of period                                              199,083,287   200,358,633
                                                                 ---------------------------
 End of period (including accumulated net investment
 losses of $913,549 and $19,043, respectively)                   $247,201,678  $199,083,287
                                                                 ===========================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



16  OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS

                                                   SIX MONTHS                                                             YEAR
                                                        ENDED                                                            ENDED
                                               APRIL 30, 2002                                                         OCT. 31,
CLASS A                                           (UNAUDITED)         2001         2000         1999         1998      1997(1)
===============================================================================================================================
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                 $ 20.91      $ 33.65      $ 33.66      $ 32.11      $ 41.63      $ 37.25
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                            (.07)        (.11)        (.25)        (.06)         .05          .44
 Net realized and unrealized gain (loss)                 2.19        (2.59)        6.08         2.70          4.28        3.93
 Provision for corporate income taxes on
 net realized long-term capital gain                       --           --           --           --           --          .01
                                                      -------------------------------------------------------------------------
 Total income (loss) from investment
 operations                                              2.12        (2.70)        5.83         2.64         4.33         4.38
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      --           --           --         (.04)        (.13)          --
 Dividends in excess of net investment income              --           --           --           --(2)        --           --
 Distributions from net realized gain                    (.46)      (10.04)       (5.84)       (1.05)      (13.72)          --
                                                      -------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                         (.46)      (10.04)       (5.84)       (1.09)      (13.85)          --
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $22.57       $20.91       $33.65       $33.66       $32.11       $41.63
                                                      ========================================================================

===============================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                    10.19%       (9.91)%      20.63%        8.47%       13.28%       11.76%
-------------------------------------------------------------------------------------------------------------------------------

===============================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)            $179,569     $154,346     $177,876     $224,995     $262,669     $343,329
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                   $170,952     $161,187     $181,216     $256,450     $280,821     $434,401
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income (loss)                           (0.64)%      (0.44)%      (0.73)%      (0.17)%       0.13%        1.28%
 Expenses                                                1.68%        1.67%        1.73%        1.71%        1.67%(5)     1.54%(5)
 Expenses, net of reduction to
 excess expenses                                          N/A          N/A          N/A         1.58%        1.29%        1.11%
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   27%          80%          77%          79%          30%          34%



1. For the 10 months ended October 31, 1997, for Class A shares (formerly Capital shares). On February 28, 1997, OppenheimerFunds, Inc. became the investment advisor to the Fund and on March 3, 1997, the Fund was converted from a closed-end fund to an open-end fund, and Capital shares were redesigned as Class A shares. The Fund changed its fiscal year end from December 31 to October 31.
2. Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


17  OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued

                                                   SIX MONTHS                                                             YEAR
                                                        ENDED                                                            ENDED
                                               APRIL 30, 2002                                                         OCT. 31,
CLASS B                                           (UNAUDITED)         2001         2000         1999         1998      1997(1)
===============================================================================================================================
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                 $ 19.99      $ 32.77      $ 33.07      $ 31.71      $ 41.41      $ 37.04
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                            (.07)         .05         (.34)        (.19)        (.06)         .01
 Net realized and unrealized gain (loss)                 2.03        (2.79)        5.88         2.60         4.15         4.36
                                                      -------------------------------------------------------------------------
 Total income (loss) from investment
 operations                                              1.96        (2.74)        5.54         2.41         4.09         4.37
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      --           --           --           --         (.07)          --
 Dividends in excess of net investment income              --           --           --           --(2)        --           --
 Distributions from net realized gain                    (.46)      (10.04)       (5.84)       (1.05)      (13.72)          --
                                                      -------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                         (.46)      (10.04)       (5.84)       (1.05)      (13.79)          --
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $21.49       $19.99       $32.77       $33.07       $31.71       $41.41
                                                      =========================================================================

===============================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                     9.86%      (10.48)%      20.02%        7.83%       12.54%       11.80%
-------------------------------------------------------------------------------------------------------------------------------

===============================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)             $48,565      $34,278      $17,429      $15,634       $9,562       $1,208
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $41,477      $27,144      $15,719      $14,112       $4,586       $  552
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income (loss)                           (1.26)%      (1.13)%      (1.26)%      (0.80)%      (0.57)%       0.07%
 Expenses                                                2.31%        2.26%        2.27%        2.27%        2.24%(5)     2.14%(5)
 Expenses, net of reduction to
 excess expenses                                          N/A          N/A          N/A         2.19%        2.01%        1.86%
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   27%          80%          77%          79%          30%          34%



1. For the period from March 3, 1997 (inception of offering) to October 31,
1997.
2. Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


18  OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.


                                                   SIX MONTHS                                                             YEAR
                                                        ENDED                                                            ENDED
                                               APRIL 30, 2002                                                         OCT. 31,
CLASS C                                           (UNAUDITED)         2001         2000         1999         1998      1997(1)
===============================================================================================================================
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                 $ 20.01      $ 32.80      $ 33.09      $ 31.73      $ 41.42      $ 37.04
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                            (.05)         .11         (.38)        (.17)        (.13)         .01
 Net realized and unrealized gain (loss)                 2.02        (2.86)        5.93         2.58         4.21         4.37
                                                      -------------------------------------------------------------------------
 Total income (loss) from investment
 operations                                              1.97        (2.75)        5.55         2.41         4.08         4.38
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      --           --           --           --         (.05)          --
 Dividends in excess of net investment income              --           --           --           --(2)        --           --
 Distributions from net realized gain                    (.46)      (10.04)       (5.84)       (1.05)      (13.72)          --
                                                      -------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                         (.46)      (10.04)       (5.84)       (1.05)      (13.77)          --
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $21.52       $20.01       $32.80       $33.09       $31.73       $41.42
                                                      =========================================================================

===============================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                     9.89%      (10.50)%      20.05%        7.82%       12.49%       11.82%
-------------------------------------------------------------------------------------------------------------------------------

===============================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)             $17,180      $10,272       $5,053       $4,632       $2,972         $773
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $13,946      $ 7,898       $4,969       $4,117       $1,582         $372
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income (loss)                           (1.28)%      (1.13)%      (1.25)%      (0.80)%      (0.58)%       0.06%
 Expenses                                                2.31%        2.26%        2.27%        2.26%        2.23%(5)     2.13%(5)
 Expenses, net of reduction to
 excess expenses                                          N/A          N/A          N/A         2.18%        2.01%        1.85%
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   27%          80%          77%          79%          30%          34%



1. For the period from March 3, 1997 (inception of offering) to October 31,
1997.
2. Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


19  OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued

                                                                SIX MONTHS         YEAR
                                                                     ENDED        ENDED
                                                            APRIL 30, 2002     OCT. 31,
CLASS N                                                        (UNAUDITED)      2001(1)
========================================================================================
 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------
 Net asset value, beginning of period                               $20.88       $23.25
----------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                                  (.13)        (.03)
 Net realized and unrealized gain (loss)                              2.22        (2.34)
                                                                    --------------------
 Total income (loss) from investment operations                       2.09        (2.37)
----------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                   --           --
 Dividends in excess of net investment income                           --           --
 Distributions from net realized gain                                 (.46)          --
                                                                    --------------------
 Total dividends and/or distributions
 to shareholders                                                      (.46)          --
----------------------------------------------------------------------------------------
 Net asset value, end of period                                     $22.51       $20.88
                                                                    ====================

========================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                                 10.06%      (10.19)%
----------------------------------------------------------------------------------------

========================================================================================
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                           $1,887         $187
----------------------------------------------------------------------------------------
 Average net assets (in thousands)                                  $  805         $ 38
----------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                                 (1.06)%      (0.96)%
 Expenses                                                             1.80%        1.75%
----------------------------------------------------------------------------------------
 Portfolio turnover rate                                                27%          80%



1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


20  OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Quest Capital Value Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with OpCap Advisors.
   The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes
A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.


21  OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued
DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Directors. Benefits are based on years of service and fees paid to each director during the years of service. During the six months ended April 30, 2002, the Fund's projected benefit obligations were increased by $1,946 and payments of $563 were made to retired directors, resulting in an accumulated liability of $20,427 as of April 30, 2002.
   The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Directors in shares of one or more Oppenheimer funds selected by the director. The amount paid to the Board of Directors under the plan will be determined based upon the performance of the selected funds. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


22  OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

================================================================================
2. SHARES OF CAPITAL STOCK
The Fund has authorized one billion shares of $.0001 par value capital stock of each class. Transactions in shares of capital stock were as follows:


                         SIX MONTHS ENDED APRIL 30, 2002   YEAR ENDED OCTOBER 31, 2001(1)
                               SHARES          AMOUNT            SHARES           AMOUNT
-----------------------------------------------------------------------------------------
CLASS A
Sold                        1,217,823    $ 27,504,768         2,392,156     $ 55,333,057
Dividends and/or
distributions reinvested      104,407       2,298,008         1,584,503       35,381,969
Redeemed                     (746,718)    (16,672,995)       (1,881,412)     (43,015,503)
                            -------------------------------------------------------------
Net increase                  575,512    $ 13,129,781         2,095,247     $ 47,699,523
                            =============================================================

-----------------------------------------------------------------------------------------
CLASS B
Sold                          726,879    $ 15,644,005         1,425,067     $ 31,611,552
Dividends and/or
distributions reinvested       34,608         726,778           245,949        5,282,992
Redeemed                     (216,238)     (4,625,748)         (488,174)     (10,601,997)
                            -------------------------------------------------------------
Net increase                  545,249    $ 11,745,035         1,182,842     $ 26,292,547
                            =============================================================

-----------------------------------------------------------------------------------------
CLASS C
Sold                          360,497    $  7,737,818           481,249     $ 10,606,672
Dividends and/or
distributions reinvested       10,995         231,241            69,108        1,485,826
Redeemed                      (86,171)     (1,848,821)         (191,230)      (4,305,556)
                            -------------------------------------------------------------
Net increase                  285,321    $  6,120,238           359,127     $  7,786,942
                            =============================================================

-----------------------------------------------------------------------------------------
CLASS N
Sold                           75,431    $  1,693,250             9,129     $    194,739
Dividends and/or
distributions reinvested          292           6,420                --               --
Redeemed                         (883)        (20,085)             (159)          (3,341)
                            -------------------------------------------------------------
Net increase                   74,840     $ 1,679,585             8,970     $    191,398
                            =============================================================


1. For the year ended October 31, 2001, for Class A, B and C shares and for the period from March 1, 2001 (inception of offering) to October 31, 2001, for Class N shares.


23  OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

================================================================================
3. PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2002, were $94,666,909 and $57,718,126, respectively.

===============================================================================
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 1.00% of the first $400 million of average annual net assets of the Fund, 0.90% of the next $400 million, and 0.85% of average annual net assets in excess of $800 million. The Fund's management fee for the six months ended April 30, 2002 was an annualized rate of 1.00%.

--------------------------------------------------------------------------------
SUB-ADVISOR FEES. The Manager pays OpCap Advisors (the Sub-Advisor) based on the fee schedule set forth in the Prospectus. For the six months ended April
30, 2002, the Manager paid $327,110 to the Sub-Advisor.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the
Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% per annum. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.


                  AGGREGATE         CLASS A      CONCESSIONS      CONCESSIONS      CONCESSIONS      CONCESSIONS
                  FRONT-END       FRONT-END       ON CLASS A       ON CLASS B       ON CLASS C       ON CLASS N
              SALES CHARGES   SALES CHARGES           SHARES           SHARES           SHARES           SHARES
SIX MONTHS       ON CLASS A     RETAINED BY      ADVANCED BY      ADVANCED BY      ADVANCED BY      ADVANCED BY
ENDED                SHARES     DISTRIBUTOR   DISTRIBUTOR(1)   DISTRIBUTOR(1)   DISTRIBUTOR(1)   DISTRIBUTOR(1)
---------------------------------------------------------------------------------------------------------------
April 30, 2002     $298,466         $85,153          $23,731         $318,205          $55,804          $14,213


1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                           CLASS A       CLASS B         CLASS C        CLASS N
                        CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                          DEFERRED       DEFERRED       DEFERRED       DEFERRED
                     SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
SIX MONTHS             RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
ENDED                  DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
-------------------------------------------------------------------------------
April 30, 2002              $1,571        $35,642         $1,841            $16

The Fund has adopted Distribution and Service Plans for Class A, Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.


24  OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

-------------------------------------------------------------------------------
CLASS A DISTRIBUTION AND SERVICE PLAN FEES. Under the plan the Fund pays an asset based sales charge to the Distributor at an annual rate of 0.10% of average annual net assets of Class A shares of the Fund. (The Board of Directors can set this rate up to 0.25%.) Effective January 1, 2002, the asset-based sales charge rate for Class A shares was reduced from 0.15% to 0.10% of average annual net assets representing Class A shares. Under the Class A Service Plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A Service Plan permits compensation to the Distributor at a rate up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended April 30, 2002, payments under the Class A Plan totaled $310,190, all of which was paid by the Distributor to recipients. That included $5,427 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

-------------------------------------------------------------------------------
CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
   The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
   The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

25  OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


==============================================================================
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
Distribution fees paid to the Distributor for the six months ended April 30, 2002, were as follows:

                                                               DISTRIBUTOR'S
                                                DISTRIBUTOR'S      AGGREGATE
                                                    AGGREGATE   UNREIMBURSED
                                                 UNREIMBURSED  EXPENSES AS %
               TOTAL PAYMENTS  AMOUNT RETAINED       EXPENSES  OF NET ASSETS
                   UNDER PLAN   BY DISTRIBUTOR     UNDER PLAN       OF CLASS
----------------------------------------------------------------------------
Class B Plan         $205,288         $171,145     $1,174,183          2.42%
Class C Plan           68,969           35,528        221,158          1.29
Class N Plan            1,972            1,833         26,902          1.43


==============================================================================
5. BANK BORROWINGS
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
   The Fund had no borrowings outstanding during the six months ended or at April 30, 2002.


26  OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.


==========================================================================================================================
OFFICERS AND DIRECTORS    Thomas W. Courtney, Chairman of the Board of Directors and Director
                          John V. Murphy, President
                          Paul Y. Clinton, Director
                          Robert G. Galli, Director
                          Lacy B. Herrmann, Director
                          Brian Wruble, Director
                          O. Leonard Darling, Vice President
                          Robert G. Zack, Secretary
                          Brian W. Wixted, Treasurer
                          Katherine P. Feld, Assistant Secretary
                          Kathleen T. Ives, Assistant Secretary
                          Denis R. Molleur, Assistant Secretary

==========================================================================================================================
INVESTMENT ADVISOR        OppenheimerFunds, Inc.

==========================================================================================================================
SUB-ADVISOR               OpCap Advisors

==========================================================================================================================
DISTRIBUTOR               OppenheimerFunds Distributor, Inc.

==========================================================================================================================
TRANSFER AND SHAREHOLDER  OppenheimerFunds Services
SERVICING AGENT

==========================================================================================================================
CUSTODIAN OF PORTFOLIO    Citibank, N.A.
SECURITIES

==========================================================================================================================
INDEPENDENT AUDITORS      KPMG LLP

==========================================================================================================================
LEGAL COUNSEL             Mayer, Brown, Rowe & Maw

                          The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                          OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., 498 SEVENTH AVENUE, NEW
                          YORK, NY 10018


[COPYRIGHT MARK]Copyright 2002 OppenheimerFunds, Inc. All rights reserved.


27  OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

INFORMATION SOURCES
We obtain nonpublic personal information about our shareholders from the following sources:
o Applications or other forms
o When you create a user ID and password for online account access
o When you enroll in eDocs Direct
o Your transactions with us, our affiliates or others
o A software program on our website, often referred to as a "cookie," which indicates which parts of our site you've visited

If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you.

We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and to assist you in other ways.

PROTECTION OF INFORMATION
We do not disclose any nonpublic personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

DISCLOSURE OF INFORMATION
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you.

RIGHT OF REFUSAL
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or "opt out" of such disclosure.

SECURITY
In the coming months, an Internet browser that supports 128-bit encryption will be required to view the secure pages of www.oppenheimerfunds.com. These areas include:

o Account access
o Create a user ID and profile
o User profile
o eDocs Direct, our electronic document delivery service


28  OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

To find out if your Internet browser supports 128-bit encryption, or for instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com.

EMAILS AND ENCRYPTION
As a security measure, we do not include personal or account information in nonsecure emails, and we advise you not to send such information to us in nonsecure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use an Internet browser that supports 128-bit encryption. If you are not sure if your Internet browser supports 128-bit encryption, or need instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com for assistance.

o All transactions, including redemptions, exchanges and purchases are secured by Secure Socket Layers (SSL) and encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds' server. It transmits information in an encrypted and scrambled format.
o Encryption is achieved through an electronic scrambling technology that uses a "key" to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
o You can exit the secure area by either closing your browser, or for added security, you can use the LOG OUT OF ACCOUNT AREA button before you close your browser.

OTHER SECURITY MEASURES
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services to you, for example, when responding to your account questions.

HOW YOU CAN HELP
You can also do your part to keep your account information private, and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.


--------------------------------------------------------------------------------
This joint notice describes the privacy policies of Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax-sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number--whether or not you remain a shareholder of our funds. If you have any questions about these privacy policies, write to us at P.O. Box 5270, CO 80217-5270, email us by clicking on the CONTACT US section of our website at WWW.OPPENHEIMERFUNDS.COM or call us at 1.800.525.7048.


29  OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

INFORMATION AND SERVICES

GET THIS REPORT ONLINE!
With OppenheimerFunds EDOCS DIRECT, you'll receive email notification when shareholder reports, prospectuses or prospectus supplements for your fund(s) become available online, instead of receiving them through the mail. You'll be able to quickly view, download and print them at your convenience.
Sign up today at WWW.OPPENHEIMERFUNDS.COM.

--------------------------------------------------------------------------------
INTERNET
24-hr access to account information and transactions(1)
WWW.OPPENHEIMERFUNDS.COM

--------------------------------------------------------------------------------
GENERAL INFORMATION
Mon-Fri 8am-9pm ET, Sat (January-April) 10am-4pm ET
1.800.525.7048

--------------------------------------------------------------------------------
PHONELINK(1)
24-hr automated information and automated transactions
1.800.CALL OPP (1.800.225.5677)

--------------------------------------------------------------------------------
TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270

--------------------------------------------------------------------------------
TICKER SYMBOLS  Class A: QCVAX     Class B:  QCVBX     Class C: QCVCX
                Class N: QCVNX
--------------------------------------------------------------------------------


1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.


[LOGO OMITTED]
OPPENHEIMERFUNDS[REGISTRATION MARK]
Distributors, Inc.


RS0835.001.0402 June 28, 2002